Fair Value of Financial Instruments and Risk Management - Credit Risk Narrative (Details) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Value of derivative instruments in net liability positions	$ 115	$ 75
Revenue | Three Customers | Customer Concentration Risk | ITC
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk percentage	65.00%